Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2024 $	2023 $	2022 $
Contract revenue	4,315	750	2,090
Grant revenue	513	2,580	13,528
Total revenue	4,828	3,330	15,618

Schedule of Disaggregation of Revenue from Contracts with Customers

Timing of contract revenue recognition for the years ended December 31,	2024 $	2023 $	2022 $
Transferred at a point in time – Licensing Income	4,315	—	527
Transferred over time	—	750	1,563
	4,315	750	2,090

Customers over 10% of revenue	2024 $	2023 $	2022 $
Customer A	—	750	1,500
Customer B	—	—	509
Customer C	4,315	—	—
	4,315	750	2,009